Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net cash (used in)/ provided by operating activities	¥ (901,888)	$ (138,221)	¥ (244,322)	¥ (651,462)
Net cash used in investing activities	(337)	(52)	16,565	146,102
Net cash provided by financing activities	705,483	108,120	54,354	995,948
Effect of exchange rate changes on cash	(27,790)	(4,259)	1,132	3,380
Net increase/(decrease) in cash, cash equivalents and restricted cash	(224,532)	(34,412)	(172,271)	493,968
Cash, cash equivalents and restricted cash at the beginning of the year	954,136	146,228	1,126,407	632,439
Cash, cash equivalents and restricted cash at the end of the year	729,604	111,816	954,136	1,126,407
Secoo Holding Limited
Net cash (used in)/ provided by operating activities	(57,727)	(8,847)	(44,418)	(16,081)
Net cash used in investing activities	(625,722)	(95,896)	(118,794)	(1,108,577)
Net cash provided by financing activities	703,774	107,858		1,163,304
Effect of exchange rate changes on cash	(19,658)	(3,013)	775	7,325
Net increase/(decrease) in cash, cash equivalents and restricted cash		102	667	(162,437)	¥ 45,971
Cash, cash equivalents and restricted cash at the beginning of the year	92	14	162,529	116,558
Cash, cash equivalents and restricted cash at the end of the year	¥ 759	$ 116	¥ 92	¥ 162,529